Long-Term Investments (Details)				1 Months Ended						6 Months Ended			12 Months Ended
	Apr. 30, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Mar. 24, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	May 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)		Jun. 30, 2021 USD ($)		Jun. 30, 2020 USD ($)	Apr. 30, 2022 CNY (¥)	Jul. 30, 2021 USD ($)
Long-Term Investments (Details) [Line Items]
Outstanding investment payable																			$ 378,975
Investment amount												$ 1,077,492			$ 77,015
Equity interest transferred percentage								36.00%
Cash consideration received								$ 54,364
Equity investment income amount										$ 1,219,983		114,694	580,816		(4,320)
Investment amount	$ 790,036																	¥ 5,100,000
Equity investment										21,748		22,395	22,395	[1]	23,232	[1]
Beijing Deran Technology Co., Ltd [Member]
Long-Term Investments (Details) [Line Items]
Equity interest, percentage							33.38%
Investment amount					$ 12,779,998	¥ 82,500,000	$ 378,279								756,558
Outstanding investment payable															387,975
Equity investment income													8,166		4,320
Gain (loss) from equity method investments													203,473
Beijing Deran Technology Co., Ltd [Member] | Secured Debt [Member]
Long-Term Investments (Details) [Line Items]
Investment amount							$ 756,558
Beijing Hongxinwanda Technology Co., Ltd. [Member]
Long-Term Investments (Details) [Line Items]
Equity interest, percentage	15.00%				15.00%	15.00%												15.00%
Investment amount	$ 12,779,998	¥ 82,500,000										12,827,290	25,559,996
Equity investment income													368,178
Xinjiang ZhongWang Technology Co Ltd [Member]
Long-Term Investments (Details) [Line Items]
Unpaid registered capital | ¥		5,100,000
Aggregate investment	790,036																	¥ 5,100,000
Wuhan Qiyunshilian Technology Co., Ltd [Member]
Long-Term Investments (Details) [Line Items]
Investment amount									$ 77,015
Equity investment													$ 22,395		$ 23,232
Wuhan Qiyunshilian Technology Co., Ltd [Member] | Beijing Deran Technology Co., Ltd [Member]
Long-Term Investments (Details) [Line Items]
Equity interest									51.00%
Beijing Deran [Member]
Long-Term Investments (Details) [Line Items]
Equity interest, percentage							33.38%
Investment amount							$ 378,279
Equity investment income amount										5,002
BaiJiaYun Limited (“BJY”) [Member]
Long-Term Investments (Details) [Line Items]
Investment amount	$ 12,779,998	¥ 82,500,000					$ 756,558			12,779,998	¥ 82,500,000
Equity interest, percentage	15.00%				15.00%	15.00%												15.00%
BaiJiaYun Limited (“BJY”) [Member] | Wuhan Qiyunshilian [Member]
Long-Term Investments (Details) [Line Items]
Equity interest									51.00%
Hongxin Wanda [Member]
Long-Term Investments (Details) [Line Items]
Equity investment income												$ 109,692
Equity investment income amount										$ 1,219,983
Wuhan Qiyunshilian [Member]
Long-Term Investments (Details) [Line Items]
Investment amount									$ 77,015
Equity interest, percentage										15.00%			15.00%
Equity investment										$ 21,748			$ 22,395
Variable Interest Entity [Member]
Long-Term Investments (Details) [Line Items]
Unpaid registered capital			$ 830,324
Variable Interest Entity [Member] | Beijing Deran Technology Co., Ltd [Member] | Beijing Deran Technology Co., Ltd [Member]
Long-Term Investments (Details) [Line Items]
Equity interest			51.00%
Variable Interest Entity [Member] | Wuhan Qiyunshilian Technology Co., Ltd [Member]
Long-Term Investments (Details) [Line Items]
Equity interest transferred percentage								36.00%
Cash consideration received								$ 54,364
Variable Interest Entity [Member] | Wuhan Qiyunshilian Technology Co., Ltd [Member] | Wuhan Qiyunshilian Technology Co., Ltd [Member]
Long-Term Investments (Details) [Line Items]
Equity interest, percentage													15.00%		15.00%
Beijing Deran Baijia Yun [ Member] | Variable Interest Entity [Member] | Beijing Deran Technology Co., Ltd [Member]
Long-Term Investments (Details) [Line Items]
Percentage of equity interest acquired			17.62%
Business Combination [Member]
Long-Term Investments (Details) [Line Items]
Acquisition date remeasured fair value													$ 996,954
Xinjiang ZhongWang Technology Co LTD [Member]
Long-Term Investments (Details) [Line Items]
Percentage of equity interest acquired	51.00%																	51.00%
Xinjiang ZhongWang Technology Co LTD [Member] | Xinjiang ZhongWang Technology Co Ltd [Member]
Long-Term Investments (Details) [Line Items]
Percentage of equity interest acquired	51.00%																	51.00%
Xinjiang BaiJiaYun Technology Co., Ltd [Member]
Long-Term Investments (Details) [Line Items]
Percentage of equity interest acquired	51.00%																	51.00%
Unpaid registered capital | ¥				¥ 5,100,000
Paid the registered capital amount													$ 5,100,000
Xinjiang BaiJiaYun Technology Co., Ltd [Member] | BaiJiaYun Limited (“BJY”) [Member]
Long-Term Investments (Details) [Line Items]
Percentage of equity interest acquired													51.00%

[1]	For the years ended June 30, 2022 and 2021, the movement of equity investments without readily determinable fair value measured at Measurement Alternative consisted of the following: